Note 10 - Incentive Compensation Plan (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 13, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 30, 2013	Nov. 19, 2012	Dec. 14, 2012	Sep. 30, 2014	Dec. 31, 2011
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Common Stock, Value, Issued		$ 1,723,888	$ 1,723,888				$ 1,723,888
Common Stock, Shares, Outstanding (in Shares)		1,482,680	1,482,680				1,482,680
Dividends	98,685,000	67,995,704	56,786,652
Dividends, Cash	68,000,000	68,000,000
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)		$ 66.56	$ 38.30
Noninterest Expense Directors Fees		2,850,199	2,380,345
Allocated Share-based Compensation Expense		2,194,401	1,832,655
Accrued Liabilities		3,246,403	277,982				513,515
Special Dividend [Member] | Incentive Compensation Plan [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Dividends				98,685,000
Dividends, Cash				68,000,000
Incentive Compensation Plan Payments				5,277,800
Incentive Compensation Plan Payments Cash				5,044,600
Special Distributions [Member] | Required Cash Payment [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Dividends, Cash	5,044,600
Special Distributions [Member] | Incentive Compensation Plan [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Dividends, Cash	68,000,000
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 45.86
Minimum [Member] | Incentive Compensation Plan [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Weighted Percentage of Elligibility		0.50%
Maximum [Member] | Incentive Compensation Plan [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Weighted Percentage of Elligibility		18.50%
Former Director [Member] | Incentive Compensation Plan [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Noninterest Expense Directors Fees	378,345
Employees Not Folowing Restructuring [Member] | Incentive Compensation Plan [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Allocated Share-based Compensation Expense	378,345				315,975
Incentive Compensation Plan [Member]
Note 10 - Incentive Compensation Plan (Details) [Line Items]
Share Price (in Dollars per share)		$ 15.39
Common Stock, Value, Issued		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		110,000
Common Stock, Shares, Outstanding (in Shares)		110,000	110,000					110,000
Minimum Percentage of Disposition of Total Assets Necessary for Benefits			15.00%
Dividends	98,685,000				56,786,652
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 66.56
Dividends, Cash						4,213,000
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)					$ 38.30
Noninterest Expense Directors Fees	2,850,199
Allocated Share-based Compensation Expense	580,129				484,495
Remaining Liability Under Incentive Plan, Aggregative Maximum		233,200		233,200
Accrued Liabilities			$ 0